Profit Sharing 401(k) Plan	12 Months Ended
Sep. 29, 2012
Profit Sharing 401(k) Plan
10.	Profit Sharing 401(k) Plan

The Company has a qualified profit sharing plan covering substantially all of its employees. Contributions to the plan are at the discretion of the Company’s Board of Directors. The Company made contributions of $9.4 million, $6.4 million and $5.9 million for fiscal 2012, 2011 and 2010, respectively.